Consolidated Statement of Changes In Equity - USD ($)	Issued capital [member]		Share premium [member]		Reserve of exchange differences on translation [member]	Other reserves [member]	Retained earnings [member]	Non-controlling interests [member]	Total
Balance at Jun. 30, 2019	$ 163,000		$ 40,215,000		$ (2,279,000)	$ 20,076,000	$ (35,659,000)	$ 0	$ 22,516,000
Statement Line Items [Line Items]
Loss for the year	0		0		0	0	(5,103,000)	0	(5,103,000)
Other comprehensive income/(expense)	0		0		(1,028,000)	0	0	0	(1,028,000)
Increase (decrease) in equity before transaction with owners in their capacity of owners	163,000		40,215,000		(3,307,000)	20,076,000	(40,762,000)	0	16,385,000
Equity instruments	0		0		0	971,000	0	0	971,000
Issuance of shares	0		0		0	17,000	(11,000)	0	6,000
Employee share scheme	0		0		0	344,000	0	0	344,000
Non-controlling interest	0		0		0	0	0	184,000	184,000
Increase (decrease) through transactions with owners, equity	0		0		0	1,332,000	(11,000)	184,000	1,505,000
Increase (decrease) in equity before transaction with owners in their capacity of owners	163,000		40,215,000		(3,307,000)	20,076,000	(40,762,000)	0	16,385,000
Non-controlling interest	0		0		0	0	0	184,000	184,000
Balance at Jun. 30, 2020	163,000		40,215,000		(3,307,000)	21,408,000	(40,773,000)	184,000	17,890,000
Statement Line Items [Line Items]
Loss for the year	0		0		0	0	(7,571,000)	(387,000)	(7,958,000)
Other comprehensive income/(expense)	0		0		1,842,000	(241,000)	0	0	1,601,000
Increase (decrease) in equity before transaction with owners in their capacity of owners	163,000		40,215,000		(1,465,000)	21,167,000	(48,344,000)	(203,000)	11,533,000
Equity instruments	0		0		0	(3,141,000)	0	0	(3,141,000)
Issuance of shares	49,000	[1]	34,317,000	[1]	0	(2,804,000)	0	0	31,562,000
Employee share scheme	9,000	[2]	961,000	[2]	0	107,000	0	0	1,077,000
Non-controlling interest	0		0		0	0	(1,538,000)	203,000	(1,335,000)
Increase (decrease) through transactions with owners, equity	59,000		36,014,000		0	(5,853,000)	(1,538,000)	203,000	28,885,000
Increase (decrease) in equity before transaction with owners in their capacity of owners	163,000		40,215,000		(1,465,000)	21,167,000	(48,344,000)	(203,000)	11,533,000
Other share issuances	1,000		736,000		0	(15,000)	0	0	722,000
Non-controlling interest	0		0		0	0	(1,538,000)	203,000	(1,335,000)
Balance at Jun. 30, 2021	222,000		76,229,000		(1,465,000)	15,314,000	(49,882,000)	0	40,418,000
Statement Line Items [Line Items]
Loss for the year	0		0		0	0	(21,569,000)	0	(21,569,000)
Other comprehensive income/(expense)	0		0		1,326,000	(283,000)	0	0	1,043,000
Increase (decrease) in equity before transaction with owners in their capacity of owners	222,000		76,229,000		(139,000)	15,031,000	(71,451,000)	0	19,892,000
Equity instruments									1,900,000
Issuance of shares	1,000	[1]	243,000	[1]	0	(122,000)	0	0	122,000
Employee share scheme	8,000	[2]	2,287,000	[2]	0	(417,000)	0	0	1,878,000
Increase (decrease) through transactions with owners, equity	34		23,189		0	(21,149)	0	0	2,074
Increase (decrease) in equity before transaction with owners in their capacity of owners	222,000		76,229,000		(139,000)	15,031,000	(71,451,000)	0	19,892,000
Other share issuances	1,000		217,000		0	(144,000)	0	0	74,000
Conversion of Aevitas equity instruments	24,000		20,442,000		0	(20,466,000)	0	0	0
Balance at Jun. 30, 2022	$ 256,000		$ 99,418,000		$ (139,000)	$ (6,118,000)	$ (71,451,000)	$ 0	$ 21,966,000

[1]	During the year ended June 30, 2021, the Company completed a series of capital raises on Nasdaq. A total of 4,091,019 ordinary shares were issued, comprising 3,382,350 ordinary shares issued on October 19, 2020 as an underwritten public offering pursuant to an F-1 registration statement filed with the SEC on October 14, 2020, and 708,669 ordinary shares issued during June 2021, at the market price (an ATM offering), pursuant to an F-3 registration statement filed with the SEC on December 21, 2020. In the year ended June 30, 2022, a further 82,644 ordinary shares were issued under the same registration statement.
[2]	During the year ended June 30, 2022, 724,220 shares (year ended June 30, 2021: 792,126) were issued to employees and directors of the Company and consultants to the Company under the Omnibus Incentive Plan.